UNAUDITED PRO FORMA NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of pro forma net loss per share

Year Ended December 31,
Basic and Diluted
(Unaudited)
Numerator:
Net loss attributable to Altice USA, Inc. stockholders	$(832,030)
Denominator:
Weighted average shares of common stock outstanding—basic and diluted (in thousands)	0.1
Pro forma adjustment to reflect the issuance of common stock (in thousands)	737,069
Weighted average shares of common stock outstanding used in computing the pro forma net income per share—basic and diluted (in thousands)	737,069

Pro forma net loss per share—basic and diluted	$(1.13)